Fair Value Measurement (Details) - Schedule of liabilities that are measured at fair value in the financial statements - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurement (Details) - Schedule of liabilities that are measured at fair value in the financial statements [Line Items]
Derivative liability - warrants	$ (3,883)	$ (1,261)
Convertible debenture		(7,242)
Level 1 [member]
Fair Value Measurement (Details) - Schedule of liabilities that are measured at fair value in the financial statements [Line Items]
Derivative liability - warrants
Convertible debenture
Level 2 [member]
Fair Value Measurement (Details) - Schedule of liabilities that are measured at fair value in the financial statements [Line Items]
Derivative liability - warrants
Convertible debenture
Level 3 [member]
Fair Value Measurement (Details) - Schedule of liabilities that are measured at fair value in the financial statements [Line Items]
Derivative liability - warrants	$ (3,883)	(1,261)
Convertible debenture		$ (7,242)